Consolidated Statement of Cash Flow - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
OPERATING ACTIVITIES
Earnings from continuing operations	$ 2,192	$ 2,646
Adjustments for:
Depreciation	113	116
Amortization of computer software	618	512
Amortization of other identifiable intangible assets	91	97
Share of post-tax earnings in equity method investments	(40)	(1,075)
Net gains on disposals of businesses and investments	(192)	(336)
Deferred tax	(640)	(388)
Other	151	298
Changes in working capital and other items	176	457
Operating cash flows from continuing operations	2,469	2,327
Operating cash flows from discontinued operations	(12)	14
Net cash provided by operating activities	2,457	2,341
INVESTING ACTIVITIES
Acquisitions, net of cash acquired	(622)	(1,216)
Proceeds related to disposals of businesses and investments	326	418
Proceeds from sales of LSEG shares	1,854	5,424
Capital expenditures	(607)	(544)
Other investing activities	46	137
Taxes paid on sales of LSEG shares and disposals of businesses	(317)	(705)
Investing cash flows from continuing operations	680	3,514
Investing cash flows from discontinued operations	0	(1)
Net cash provided by investing activities	680	3,513
FINANCING ACTIVITIES
Repayments of debt	(290)	(600)
Net repayments under short-term loan facilities	(139)	(956)
Payments of lease principal	(63)	(58)
Payments for return of capital on common shares	0	(2,045)
Repurchases of common shares	(639)	(1,079)
Purchase of non-controlling interests	(384)	0
Other financing activities	5	4
Net cash used in financing activities	(2,459)	(5,626)
Translation adjustments	(8)	1
Increase in cash and cash equivalents	670	229
Cash and cash equivalents at beginning of period	1,298	1,069
Cash and cash equivalents at end of period	1,968	1,298
Supplemental cash flow information is provided in note 29.
Interest paid, net of debt-related hedges	(149)	(201)
Interest received	74	81
Income taxes paid	(551)	(869)
Preference shares [member]
FINANCING ACTIVITIES
Dividends paid	(5)	(5)
Common shares [member]
FINANCING ACTIVITIES
Dividends paid	$ (944)	$ (887)